CONSOLIDATED STATEMENT OF EQUITY - CAD CAD in Millions	Total	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests
Beginning balance at Dec. 31, 2012			CAD 14,306	CAD 389	CAD 400	CAD 4,657	CAD (1,448)
Increase (decrease) in equity
Proceeds from shares issued (Note 19)			899
Issuance of stock options, net of exercises					7
Dilution impact from TC PipeLines, LP units issued					29			CAD 384
Redemption of preferred shares				(195)	(5)
Net (loss)/income attributable to controlling interests	CAD 1,789					1,789
Common share dividends						(1,301)
Preferred share dividends						(20)
Other comprehensive income/(loss) (Note 21)	580						514
Ending balance at Dec. 31, 2013		CAD 20,021	15,205	194	431	5,125	(934)
Beginning balance at Dec. 31, 2012								1,036
Equity Attributable to Non-Controlling Interests
TC PipeLines, LP								93
Portland Natural Gas Transmission System	105							12
Other comprehensive income attributable to non-controlling interests								66
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					29			384
Decrease in TCPL's ownership of TC PipeLines, LP								(47)
Distributions declared to non-controlling interests								(146)
Other								19
Ending balance at Dec. 31, 2013								1,417
Issuance of TC PipeLines, LP units
Total Equity	21,438
Proceeds from shares issued (Note 19)			1,115
Issuance of stock options, net of exercises					7
Dilution impact from TC PipeLines, LP units issued					9			79
Redemption of preferred shares				CAD (194)	(6)
Impact of asset drop downs to TC PipeLines, LP (Note 25)					(37)
Net (loss)/income attributable to controlling interests	1,843					1,843
Common share dividends						(1,360)
Preferred share dividends						(2)
Other comprehensive income/(loss) (Note 21)	(171)						(301)
Ending balance at Dec. 31, 2014	21,095	21,095	16,320		404	5,606	(1,235)
Equity Attributable to Non-Controlling Interests
TC PipeLines, LP								136
Portland Natural Gas Transmission System	151							15
Other comprehensive income attributable to non-controlling interests								130
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					9			79
Decrease in TCPL's ownership of TC PipeLines, LP								(14)
Distributions declared to non-controlling interests								(180)
Ending balance at Dec. 31, 2014	1,583							1,583
Issuance of TC PipeLines, LP units
Total Equity	22,678
Issuance of stock options, net of exercises					13
Dilution impact from TC PipeLines, LP units issued					6			55
Impact of asset drop downs to TC PipeLines, LP (Note 25)					(213)
Net (loss)/income attributable to controlling interests	(1,146)					(1,146)
Common share dividends						(1,471)
Other comprehensive income/(loss) (Note 21)	602						296
Ending balance at Dec. 31, 2015	18,580	CAD 18,580	CAD 16,320		210	CAD 2,989	CAD (939)
Equity Attributable to Non-Controlling Interests
TC PipeLines, LP								(13)
Portland Natural Gas Transmission System	6							19
Other comprehensive income attributable to non-controlling interests								306
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					CAD 6			55
Decrease in TCPL's ownership of TC PipeLines, LP								(11)
Distributions declared to non-controlling interests								(222)
Ending balance at Dec. 31, 2015	1,717							CAD 1,717
Issuance of TC PipeLines, LP units
Total Equity	CAD 20,297